Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 22, 2021
Registrant Name	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Entity Central Index Key	0000718935
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 22, 2021
Document Effective Date	Nov. 22, 2021
Prospectus Date	Sep. 30, 2021
BNY MELLON INTERMEDIATE MUNICIPAL BOND FUND, INC. | BNY Mellon Intermediate Municipal Bond Fund, Inc.
Prospectus:
Trading Symbol	DITEX